Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment information

Note 4 – segment information

The Company has one reportable segment:

-

Import-export, marketing and distribution of food products.

Factors that management used to identify the Company's reportable segments

The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different marketing strategies.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision maker has been identified as the management team including the Chief Executive Officer, and the co-chairman of the board of directors.

F - 17

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 4 – segment information (continued)

The table below shows the Company's revenues from major groups of products that contributed 10% or more to the Company's total revenues in the years 2019 to 2021:

	Year ended December 31,
	2 0 2 1	2 0 2 0	2 0 1 9	2 0 2 1
	NIS	NIS	NIS	USD
Canned Vegetables and Pickles	59,844	67,275	63,674	19,242

Dairy and Dairy Substitute Products	196,589	188,675	154,303	63,212

Canned Fish	56,064	53,547	49,179	18,027

Cereals, rice and pastas	62,712	63,514	48,813	20,165

Non-banking credit	276	719	930	89

Other	78,728	80,364	78,738	25,314

	454,213	454,094	395,637	146,049

Revenues from main customers of the Import segment

The Company has one customer who represent more than 10% of the total sales which amounted to NIS 60,701 thousand (2020: NIS 64,582 thousand).